SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 202,058	$ 227,954	$ 873,740	$ 890,886
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			672,178	678,067
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 201,562	$ 212,819